Repurchase Agreements - Cost and Maturities of Company's Repurchase Agreements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Assets Sold under Agreements to Repurchase [Line Items]
Balance of Third Party	$ 45,770	$ 57,358
Average Rate	1.13%	1.42%
Merrill Lynch [Member] | Quarterly Callable [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Balance of Third Party	$ 6,000	$ 6,000
Average Rate	4.36%	4.36%
Maturity	Sep. 18, 2016	Sep. 18, 2016
Various Customers [Member] | Overnight [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Balance of Third Party	$ 39,770	$ 51,358
Average Rate	0.61%	0.60%